Consolidated Balance Sheets	Sep. 30, 2022 USD ($)
Current assets:
Cash	$ 746,940
Inventory	1,414,848
Prepaid expenses and other current assets	436,407
Assets, Current	2,598,195
Long-term assets:
Property and equipment, net	2,044
Other assets	3,500
Total long-term assets	5,544
Total assets	2,603,739
Current liabilities:
Accounts payable	1,328,000
Accrued expenses and other liabilities	318,505
Current portion of Series 1 convertible notes	550,000
Current portion of accrued interest	127,781
Current portion of derivative liability	748,275
Total current liabilities	3,320,494
Long-term liabilities:
Accrued interest	204,575
Derivative liability	459,200
Total long-term liabilities	3,476,048
Total liabilities	6,796,542
Commitments and Contingencies
Stockholders’ equity (deficit):
Common stock, $0.001 par value, 800,000,000 shares authorized as of September 30, 2022 and 2021, 249,886,370 and 237,169,770 shares issued as of September 30, 2022 and 2021, and 249,936,370 and 236,719,770 outstanding as of September 30, 2022 and 2021	1,249
Additional paid-in capital	50,878,721
Accumulated deficit	(55,072,773)
Total stockholders’ deficit	(4,192,803)
Total liabilities and stockholders’ deficit	2,603,739
Insurance Premium Financing [Member]
Current liabilities:
Insurance premium financing	247,933
Convertible Notes Payable Series One [Member]
Long-term liabilities:
Series 1 convertible notes	0
Convertible Notes Payable Series Two [Member]
Long-term liabilities:
Series 1 convertible notes	450,000
Senior Secured Convertible Notes [Member]
Long-term liabilities:
Senior secured convertible notes, net of discount and issuance costs	$ 2,362,273